Contract Assets And Contract Liabilities (Schedule Of Contract Assets And Contract Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Jan. 01, 2017 [1]
Disclosure of reclassifications or changes in presentation [line items]
Contract assets	$ 6,223	$ 7,223
Less: non-current portion	(1,689)	(645)	[1]
Current portion	4,534	6,578	[1]	$ 5,572
Contract liabilities	16,001	14,044
Contract liabilities	(1,420)	(2,223)	[1]	(3,494)
Current portion	14,581	$ 11,821	[1]	$ 10,268
$ change [member]
Disclosure of reclassifications or changes in presentation [line items]
Contract assets	(1,000)
Less: non-current portion	(1,044)
Current portion	(2,044)
Contract liabilities	1,957
Contract liabilities	803
Current portion	$ 2,760

[1]	Restated (Note 5)